Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 7.4	$ 7.9	$ 31.3	$ 33.1
Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Amortization of Intangible Assets	$ 2.8
Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					3 years